Convertible Notes (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes
Aggregate principal amount		$ 28.3
Interest rate		8.00%
Accrued interest	$ 0.7	$ 0.2